DERIVATIVE FINANCIAL INSTRUMENTS - Disclosure of Derivative Financial Instruments (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about hedging instruments [line items]
Financial Asset	$ 611	$ 302
Financial Liability	565	381
Current financial assets	240	179
Current financial liability	356	160
Non-current financial asset	371	123
Non-current financial liability	209	221
Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Financial Liability	191	129
Cross currency swaps
Disclosure of detailed information about hedging instruments [line items]
Financial Liability	2	1
Interest rate derivatives
Disclosure of detailed information about hedging instruments [line items]
Financial Liability	129	179
Equity derivatives
Disclosure of detailed information about hedging instruments [line items]
Financial Liability	17	19
Commodities contracts
Disclosure of detailed information about hedging instruments [line items]
Financial Liability	226	53
Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Financial Asset	298	184
Cross currency swaps
Disclosure of detailed information about hedging instruments [line items]
Financial Asset	5	5
Interest rate derivatives
Disclosure of detailed information about hedging instruments [line items]
Financial Asset	260	62
Equity derivatives
Disclosure of detailed information about hedging instruments [line items]
Financial Asset	2	11
Commodities contracts
Disclosure of detailed information about hedging instruments [line items]
Financial Asset	$ 46	$ 40